                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                       Registration No. 33-47473
                                                                       811-03859


                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT
                                SUPPLEMENT TO THE
        AMERICAN PATHWAY II VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
              POLARIS VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
            POLARIS II VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
          POLARISAMERICA VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004
          POLARIS ADVISOR VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004

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                          VARIABLE ANNUITY ACCOUNT ONE
                                SUPPLEMENT TO THE
          ANCHOR ICAP II VARIABLE ANNUITY PROSPECTUS DATED MAY 3, 2004

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THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED DECEMBER 16, 2004.

The following replaces paragraph under the heading titled LEGAL PROCEEDINGS located in the OTHER INFORMATION section of the prospectus:

AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion, these matters are not material in relation to the financial position of the Company with the exception of the matters disclosed below.

A purported class action captioned NIKITA Mehta, as Trustee of the N.D. Mehta Living Trust vs. AIG SunAmerica Life Assurance Company, Case 04L0199, filed on April 5, 2004 in the Circuit Court, Twentieth Judicial District in St. Clair County, Illinois. The lawsuit alleges certain improprieties in conjunction with alleged market timing activities. The probability of any particular outcome cannot be reasonably estimated at this time.

Date:  January 12, 2005

                Please keep this Supplement with your Prospectus



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